Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Stone Ridge Trust
Entity Central Index Key	0001559992
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
LIFEX Income Fund 1948F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1948F
Class Name	LifeX Income Fund 1948F
Trading Symbol	LFADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1948F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1948F	$47*	1.00%
[1]
Expenses Paid, Amount	$ 47	[1]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 201,166
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	505.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,166
Number of Holdings	22
Portfolio Turnover	505%
Average Credit Quality	Aaa
Annualized Distribution Rate	7.85%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	91.2%
Treasury Money Markets	7.9%
Cash & Other	0.9%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1949F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1949F
Class Name	LifeX Income Fund 1949F
Trading Symbol	LFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1949F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1949F	$47*	1.00%
[2]
Expenses Paid, Amount	$ 47	[2]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 201,126
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	504.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,126
Number of Holdings	21
Portfolio Turnover	504%
Average Credit Quality	Aaa
Annualized Distribution Rate	7.51%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	90.7%
Treasury Money Markets	8.4%
Cash & Other	0.9%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1950F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1950F
Class Name	LifeX Income Fund 1950F
Trading Symbol	LFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1950F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1950F	$47*	1.00%
[3]
Expenses Paid, Amount	$ 47	[3]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 201,110
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	511.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,110
Number of Holdings	20
Portfolio Turnover	511%
Average Credit Quality	Aaa
Annualized Distribution Rate	7.22%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	93.3%
Treasury Money Markets	5.8%
Cash & Other	0.9%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1951F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1951F
Class Name	LifeX Income Fund 1951F
Trading Symbol	LFAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1951F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1951F	$47*	1.00%
[4]
Expenses Paid, Amount	$ 47	[4]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 201,084
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	519.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,084
Number of Holdings	20
Portfolio Turnover	519%
Average Credit Quality	Aaa
Annualized Distribution Rate	6.95%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	92.8%
Treasury Money Markets	6.3%
Cash & Other	0.9%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1952F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1952F
Class Name	LifeX Income Fund 1952F
Trading Symbol	LFAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1952F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1952F	$47*	1.00%
[5]
Expenses Paid, Amount	$ 47	[5]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 201,091
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	519.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,091
Number of Holdings	24
Portfolio Turnover	519%
Average Credit Quality	Aaa
Annualized Distribution Rate	6.71%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	95.5%
Treasury Money Markets	3.6%
Cash & Other	0.9%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1953F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1953F
Class Name	LifeX Income Fund 1953F
Trading Symbol	LFFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1953F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1953F	$47*	1.00%
[6]
Expenses Paid, Amount	$ 47	[6]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 201,055
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	509.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,055
Number of Holdings	23
Portfolio Turnover	509%
Average Credit Quality	Aaa
Annualized Distribution Rate	6.49%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	93.4%
Treasury Money Markets	5.7%
Cash & Other	0.9%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1954F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1954F
Class Name	LifeX Income Fund 1954F
Trading Symbol	LFAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1954F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1954F	$47*	1.00%
[7]
Expenses Paid, Amount	$ 47	[7]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,930
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	503.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,930
Number of Holdings	23
Portfolio Turnover	503%
Average Credit Quality	Aaa
Annualized Distribution Rate	6.30%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	94.2%
Treasury Money Markets	4.9%
Cash & Other	0.9%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1955F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1955F
Class Name	LifeX Income Fund 1955F
Trading Symbol	LFAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1955F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1955F	$47*	1.00%
[8]
Expenses Paid, Amount	$ 47	[8]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 201,031
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	499.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,031
Number of Holdings	22
Portfolio Turnover	499%
Average Credit Quality	Aaa
Annualized Distribution Rate	6.12%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	94.6%
Treasury Money Markets	4.5%
Cash & Other	0.9%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1956F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1956F
Class Name	LifeX Income Fund 1956F
Trading Symbol	LFAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1956F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1956F	$47*	1.00%
[9]
Expenses Paid, Amount	$ 47	[9]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 201,008
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	482.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,008
Number of Holdings	20
Portfolio Turnover	482%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.95%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	94.4%
Treasury Money Markets	4.6%
Cash & Other	1.0%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1957F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1957F
Class Name	LifeX Income Fund 1957F
Trading Symbol	LFAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1957F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1957F	$47*	1.00%
[10]
Expenses Paid, Amount	$ 47	[10]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,933
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	476.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,933
Number of Holdings	20
Portfolio Turnover	476%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.80%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	95.4%
Treasury Money Markets	3.6%
Cash & Other	1.0%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1958F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1958F
Class Name	LifeX Income Fund 1958F
Trading Symbol	LFFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1958F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1958F	$47*	1.00%
[11]
Expenses Paid, Amount	$ 47	[11]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,987
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	463.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,987
Number of Holdings	21
Portfolio Turnover	463%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.66%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.1%
Treasury Money Markets	2.9%
Cash & Other	1.0%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1959F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1959F
Class Name	LifeX Income Fund 1959F
Trading Symbol	LFAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1959F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1959F	$47*	1.00%
[12]
Expenses Paid, Amount	$ 47	[12]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 201,013
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	459.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,013
Number of Holdings	22
Portfolio Turnover	459%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.52%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	98.5%
Treasury Money Markets	0.5%
Cash & Other	1.0%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1960F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1960F
Class Name	LifeX Income Fund 1960F
Trading Symbol	LFBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1960F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1960F	$47*	1.00%
[13]
Expenses Paid, Amount	$ 47	[13]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,968
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	446.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,968
Number of Holdings	21
Portfolio Turnover	446%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.39%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.3%
Treasury Money Markets	2.7%
Cash & Other	1.0%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1961F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1961F
Class Name	LifeX Income Fund 1961F
Trading Symbol	LFBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1961F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1961F	$47*	1.00%
[14]
Expenses Paid, Amount	$ 47	[14]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,977
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	441.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,977
Number of Holdings	21
Portfolio Turnover	441%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.26%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	97.7%
Treasury Money Markets	1.2%
Cash & Other	1.1%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1962F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1962F
Class Name	LifeX Income Fund 1962F
Trading Symbol	LFBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1962F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1962F	$47*	1.00%
[15]
Expenses Paid, Amount	$ 47	[15]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,988
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	439.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,988
Number of Holdings	19
Portfolio Turnover	439%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.14%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	97.2%
Treasury Money Markets	1.7%
Cash & Other	1.1%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1963F
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1963F
Class Name	LifeX Income Fund 1963F
Trading Symbol	LFEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1963F (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1963F	$47*	1.00%
[16]
Expenses Paid, Amount	$ 47	[16]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,983
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	447.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,983
Number of Holdings	18
Portfolio Turnover	447%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.03%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	97.1%
Treasury Money Markets	1.8%
Cash & Other	1.1%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Income Fund 1963M
Shareholder Report [Line Items]
Fund Name	LifeX Income Fund 1963M
Class Name	LifeX Income Fund 1963M
Trading Symbol	LFEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Income Fund 1963M (the “Fund”) for the period of January 8, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1963M	$47*	1.00%
[17]
Expenses Paid, Amount	$ 47	[17]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,970
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	445.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,970
Number of Holdings	21
Portfolio Turnover	445%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.22%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.9%
Treasury Money Markets	2.0%
Cash & Other	1.1%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1948F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1948F
Class Name	LifeX Inflation-Protected Income Fund 1948F
Trading Symbol	LIADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1948F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1948F	$45*	1.00%
[18]
Expenses Paid, Amount	$ 45	[18]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,976
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	252.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,976
Number of Holdings	15
Portfolio Turnover	252%
Average Credit Quality	Aaa
Annualized Distribution Rate	6.25%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	90.6%
Treasury Money Markets	9.0%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1949F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1949F
Class Name	LifeX Inflation-Protected Income Fund 1949F
Trading Symbol	LIAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1949F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1949F	$45*	1.00%
[19]
Expenses Paid, Amount	$ 45	[19]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,880
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,880
Number of Holdings	15
Portfolio Turnover	247%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.93%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	90.2%
Treasury Money Markets	9.3%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1950F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1950F
Class Name	LifeX Inflation-Protected Income Fund 1950F
Trading Symbol	LIAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1950F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1950F	$45*	1.00%
[20]
Expenses Paid, Amount	$ 45	[20]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,772
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	246.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,772
Number of Holdings	16
Portfolio Turnover	246%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.64%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	89.9%
Treasury Money Markets	9.6%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1951F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1951F
Class Name	LifeX Inflation-Protected Income Fund 1951F
Trading Symbol	LIAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1951F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1951F	$45*	1.00%
[21]
Expenses Paid, Amount	$ 45	[21]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,736
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	241.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,736
Number of Holdings	16
Portfolio Turnover	241%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.38%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	92.7%
Treasury Money Markets	6.8%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1952F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1952F
Class Name	LifeX Inflation-Protected Income Fund 1952F
Trading Symbol	LIAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1952F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1952F	$45*	1.00%
[22]
Expenses Paid, Amount	$ 45	[22]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,691
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	242.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,691
Number of Holdings	16
Portfolio Turnover	242%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.15%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	94.2%
Treasury Money Markets	5.3%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1953F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1953F
Class Name	LifeX Inflation-Protected Income Fund 1953F
Trading Symbol	LIFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1953F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1953F	$45*	1.00%
[23]
Expenses Paid, Amount	$ 45	[23]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,608
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	259.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,608
Number of Holdings	15
Portfolio Turnover	259%
Average Credit Quality	Aaa
Annualized Distribution Rate	4.93%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	93.2%
Treasury Money Markets	6.3%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1954F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1954F
Class Name	LifeX Inflation-Protected Income Fund 1954F
Trading Symbol	LIAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1954F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1954F	$45*	1.00%
[24]
Expenses Paid, Amount	$ 45	[24]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,540
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,540
Number of Holdings	15
Portfolio Turnover	255%
Average Credit Quality	Aaa
Annualized Distribution Rate	4.74%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	94.0%
Treasury Money Markets	5.5%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1955F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1955F
Class Name	LifeX Inflation-Protected Income Fund 1955F
Trading Symbol	LIAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1955F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1955F	$45*	1.00%
[25]
Expenses Paid, Amount	$ 45	[25]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,496
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,496
Number of Holdings	16
Portfolio Turnover	255%
Average Credit Quality	Aaa
Annualized Distribution Rate	4.56%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	94.4%
Treasury Money Markets	5.1%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1956F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1956F
Class Name	LifeX Inflation-Protected Income Fund 1956F
Trading Symbol	LIAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1956F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1956F	$45*	1.00%
[26]
Expenses Paid, Amount	$ 45	[26]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,472
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	262.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,472
Number of Holdings	17
Portfolio Turnover	262%
Average Credit Quality	Aaa
Annualized Distribution Rate	4.39%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	95.7%
Treasury Money Markets	3.8%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1957F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1957F
Class Name	LifeX Inflation-Protected Income Fund 1957F
Trading Symbol	LIAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1957F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1957F	$45*	1.00%
[27]
Expenses Paid, Amount	$ 45	[27]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,433
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	260.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,433
Number of Holdings	15
Portfolio Turnover	260%
Average Credit Quality	Aaa
Annualized Distribution Rate	4.24%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	93.9%
Treasury Money Markets	5.6%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1958F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1958F
Class Name	LifeX Inflation-Protected Income Fund 1958F
Trading Symbol	LIIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1958F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1958F	$45*	1.00%
[28]
Expenses Paid, Amount	$ 45	[28]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,460
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	263.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,460
Number of Holdings	15
Portfolio Turnover	263%
Average Credit Quality	Aaa
Annualized Distribution Rate	4.09%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	94.9%
Treasury Money Markets	4.6%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1959F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1959F
Class Name	LifeX Inflation-Protected Income Fund 1959F
Trading Symbol	LIAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1959F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1959F	$45*	1.00%
[29]
Expenses Paid, Amount	$ 45	[29]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,510
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	263.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,510
Number of Holdings	16
Portfolio Turnover	263%
Average Credit Quality	Aaa
Annualized Distribution Rate	3.95%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	95.3%
Treasury Money Markets	4.2%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1960F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1960F
Class Name	LifeX Inflation-Protected Income Fund 1960F
Trading Symbol	LIBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1960F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1960F	$45*	1.00%
[30]
Expenses Paid, Amount	$ 45	[30]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,496
Holdings Count | $ / shares	13
Investment Company Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,496
Number of Holdings	13
Portfolio Turnover	264%
Average Credit Quality	Aaa
Annualized Distribution Rate	3.81%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	91.7%
Treasury Money Markets	7.8%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1961F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1961F
Class Name	LifeX Inflation-Protected Income Fund 1961F
Trading Symbol	LIBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1961F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1961F	$45*	1.00%
[31]
Expenses Paid, Amount	$ 45	[31]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,352
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	267.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,352
Number of Holdings	11
Portfolio Turnover	267%
Average Credit Quality	Aaa
Annualized Distribution Rate	3.69%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	86.5%
Treasury Money Markets	13.0%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1962F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1962F
Class Name	LifeX Inflation-Protected Income Fund 1962F
Trading Symbol	LIBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1962F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1962F	$45*	1.00%
[32]
Expenses Paid, Amount	$ 45	[32]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,257
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	269.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,257
Number of Holdings	8
Portfolio Turnover	269%
Average Credit Quality	Aaa
Annualized Distribution Rate	3.57%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	83.7%
Treasury Money Markets	15.8%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1963F
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1963F
Class Name	LifeX Inflation-Protected Income Fund 1963F
Trading Symbol	LIIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1963F (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1963F	$45*	1.00%
[33]
Expenses Paid, Amount	$ 45	[33]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,173
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	278.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,173
Number of Holdings	7
Portfolio Turnover	278%
Average Credit Quality	Aaa
Annualized Distribution Rate	3.45%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	81.6%
Treasury Money Markets	17.9%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LIFEX Inflation-Protected Income Fund 1963M
Shareholder Report [Line Items]
Fund Name	LifeX Inflation-Protected Income Fund 1963M
Class Name	LifeX Inflation-Protected Income Fund 1963M
Trading Symbol	LIIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1963M (the “Fund”) for the period of January 17, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1963M	$45*	1.00%
[34]
Expenses Paid, Amount	$ 45	[34]
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 200,301
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	275.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,301
Number of Holdings	9
Portfolio Turnover	275%
Average Credit Quality	Aaa
Annualized Distribution Rate	3.64%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	84.1%
Treasury Money Markets	15.4%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html

[1]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[3]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[4]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[5]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[6]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[7]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[8]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[9]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[10]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[11]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[12]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[13]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[14]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[15]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[16]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[17]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[18]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[19]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[20]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[21]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[22]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[23]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[24]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[25]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[26]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[27]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[28]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[29]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[30]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[31]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[32]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[33]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.

[34]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.